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                          SUPPLEMENT DATED MAY 1, 1999
                                 TO PROSPECTUS
                               DATED MAY 1, 1999
               GRANDMASTER III FLEXIBLE PREMIUM VARIABLE ANNUITY
                   NATIONAL INTEGRITY LIFE INSURANCE COMPANY



Fidelity VIP III Mid Cap Fund is not currently available.









THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.